Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,300,978)	$ (552,830)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,224,379	16,935
(Recovery of) provision for credit losses		(50,000)
Reduction in the carrying amount of right-of-use assets	18,848	3,762
Deferred tax (benefit) expense	(287,471)
Changes in operating assets and liabilities:
Accounts receivable	(2,215,471)	(358,234)
Prepayments and other assets	5,610,501	(7,838,671)
Accounts payable		259,701
Accrued expenses and other current liabilities	244,306	204,286
Operating lease liabilities	(18,684)	(21,822)
Contract liabilities	(2,227,996)	3,448,242
Taxes payable	185,050	41,896
NET CASH USED IN OPERATING ACTIVITIES	1,232,484	(4,846,735)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid in connection with acquisition		(56,250,000)
Acquisitions of property, equipment and software	(1,977)	(130,178)
Advances for capital expenditures	(175,664,545)
Cash loans to third parties	(2,697,008)
Cash received from loan repayments	11,941,378
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(166,422,152)	(56,380,178)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement		62,568,014
Loan from third parties		4,645,463
NET CASH PROVIDED BY FINANCING ACTIVITIES		67,213,477
EFFECT OF EXCHANGE RATE CHANGE ON CASH	88,421	206,752
NET (DECREASE) INCREASE IN CASH	(165,101,247)	6,193,316
CASH AND CASH EQUIVALENTS - beginning of period	176,229,874	85,174,017
CASH AND CASH EQUIVALENTS - end of period	$ 11,128,627	$ 91,367,333